CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Capital Management [Abstract]
Schedule of invested capital
We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

US$ MILLIONS	2018	2017
Partnership Capital	$14,668	$13,474
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(7,303)	(5,875)
Deficit	1,228	1,366
Accumulated other comprehensive income	(328)	(1,257)
Ownership changes	(109)	(109)
Invested Capital	$8,156	$7,599
The following table presents the change in Invested Capital during year ended December 31, 2018:

US$ MILLIONS	2018	2017
Opening balance	$7,599	$6,387
Issuance of preferred units, net of repurchases	341	220
Repurchases of limited partnership units and redeemable partnership units, net of issuances	(16)	992
Issuance of Exchange LP Units	232	—
Ending balance	$8,156	$7,599
Weighted Average Invested Capital	$7,858	$6,885